Business Acquisition (Details) - USD ($)		12 Months Ended
	May 31, 2017	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition
Goodwill			$ 39,018,058	$ 39,807,243
Amortization period		5 years 18 days
Live-broadcasting App with related assets | Yunchuang
Business Acquisition
Goodwill	$ 1,927,500
Deferred tax liabilities	(1,357,500)
Total purchase price	6,000,000
Live-broadcasting App with related assets | Yunchuang | Software
Business Acquisition
Software	$ 5,430,000
Amortization period	3 years